Debentures, Bank Loans and Credit (Details 1) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Loans from banks and others: Par value	₪ 4,708	₪ 5,073
Loans from banks and others: Carrying amount	4,721	5,093
Debentures: Par value	9,389	9,776
Debentures: Carrying amount	9,640	10,011
Total interest-bearing liabilities, Par value	14,097	14,849
Total interest-bearing liabilities, Carrying amount	14,361	15,104
Loans from banks and others: Unlinked - Fixed interest [Member]
Disclosure of detailed information about financial instruments [line items]
Loans from banks and others: Par value	4,208	4,398
Loans from banks and others: Carrying amount	₪ 4,221	4,418
Nominal interest rate	2.40 to 6.85
Debentures: Linked to the Israeli CPI - fixed interest [Member]
Disclosure of detailed information about financial instruments [line items]
Debentures: Par value	₪ 3,991	4,695
Debentures: Carrying amount	₪ 4,191	4,900
Nominal interest rate	2.20 to5.35
Debentures: Unlinked - variable interest [Member]
Disclosure of detailed information about financial instruments [line items]
Debentures: Par value	₪ 587	734
Debentures: Carrying amount	₪ 586	732
Nominal interest rate	Makam for one year + 1.4
Debentures: Unlinked - fixed interest [Member]
Disclosure of detailed information about financial instruments [line items]
Debentures: Par value	₪ 4,811	4,347
Debentures: Carrying amount	₪ 4,863	4,379
Nominal interest rate	3.65 to 6.65
Loans from banks and others: Unlinked - Variable interest [Member]
Disclosure of detailed information about financial instruments [line items]
Loans from banks and others: Par value	₪ 500	675
Loans from banks and others: Carrying amount	₪ 500	₪ 675
Nominal interest rate	P-0.33 to P+0.2